Stockholders’ Deficit - Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reserved Common Stock [Line Items]
Total		173,514,807	170,191,343	123,702,582
Conversion of Series A redeemable convertible preferred stock [Member]
Schedule of Reserved Common Stock [Line Items]
Total			12,285,713	12,285,713
Conversion of Series B redeemable convertible preferred stock [Member]
Schedule of Reserved Common Stock [Line Items]
Total			7,500,000	7,500,000
Conversion of Series C redeemable convertible preferred stock [Member]
Schedule of Reserved Common Stock [Line Items]
Total			5,000,000	5,000,000
Conversion of Series D redeemable convertible preferred stock [Member]
Schedule of Reserved Common Stock [Line Items]
Total			4,100,799	4,100,799
Conversion of Series E redeemable convertible preferred stock [Member]
Schedule of Reserved Common Stock [Line Items]
Total			22,671,428	22,671,428
Conversion of Series F redeemable convertible preferred stock [Member]
Schedule of Reserved Common Stock [Line Items]
Total		98,058,282	93,624,871	49,050,528
Conversion of preferred stock warrants [Member]
Schedule of Reserved Common Stock [Line Items]
Total			110,000	220,000
Conversion of common stock warrants [Member]
Schedule of Reserved Common Stock [Line Items]
Total		9,706,064	10,176,273	7,527,404
Outstanding options under the 2010 Plan [Member]
Schedule of Reserved Common Stock [Line Items]
Total		638,957	1,092,810	1,341,186
Outstanding options under the 2016 Plan [Member]
Schedule of Reserved Common Stock [Line Items]
Total		12,864,633	13,069,838	11,432,402
Options reserved for future issuance under the 2010 Plan [Member]
Schedule of Reserved Common Stock [Line Items]
Total				278,574
Options reserved for future issuance under the 2016 Plan [Member]
Schedule of Reserved Common Stock [Line Items]
Total		578,931	559,611	2,294,548
Other [Member]
Schedule of Reserved Common Stock [Line Items]
Total	[1]	51,667,940	51,667,940

[1]	Includes shares reserved for conversion of Series A (12,285,713), Series B (7,500,000), Series C (5,000,000), Series D (4,100,799), and Series E (22,671,428) redeemable convertible preferred stock and conversion of preferred stock warrants (110,000). There were no changes in these reserved shares during the three months ended March 31, 2026.